UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2021
Semiannual Report
to Shareholders
DWS Intermediate Tax-Free Fund

Contents
3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
37	Notes to Financial Statements
46	Information About Your Fund’s Expenses
48	Advisory Agreement Board Considerations and Fee Evaluation
52	Account Management Resources
54	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Intermediate Tax-Free Fund

Letter to Shareholders
Dear Shareholder:
The economic outlook remains moderately positive overall, buoyed by good corporate earnings and continued support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation came back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. We expect to see inflation begin to decline in 2022, as economic activity returns to a more typical level.
Our CIO office believes the U.S. Federal Reserve will likely stop asset purchases by the end of the first quarter of 2022. We believe this step is an attempt to manage inflation expectations and it will likely be followed by a series of rate hikes beginning in 2022.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS Intermediate Tax-Free Fund	|	3

Performance Summary	November 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	0.36%	1.87%	3.35%	2.91%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.40%	–0.93%	2.78%	2.62%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	0.27%	1.20%	3.74%	3.21%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.56%	2.45%	2.89%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–0.26%	1.88%	2.60%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		1.82%	2.85%	3.22%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	–0.01%	1.10%	2.60%	2.14%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.01%	1.10%	2.60%	2.14%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	0.27%	1.20%	3.74%	3.21%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.79%	1.70%	2.11%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.79%	1.70%	2.11%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		1.82%	2.85%	3.22%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	0.41%	2.12%	3.61%	3.15%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	0.27%	1.20%	3.74%	3.21%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		2.82%	2.70%	3.11%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		1.82%	2.85%	3.22%

4	|	DWS Intermediate Tax-Free Fund

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	0.49%	2.12%	3.61%	3.17%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	0.27%	1.20%	3.74%	3.21%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		2.82%	2.71%	3.14%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		1.82%	2.85%	3.22%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2021 are 0.78%, 1.53%, 0.61% and 0.54% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local taxes.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
DWS Intermediate Tax-Free Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index (name changed from Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index, effective August 24, 2021) is a sub-index of the Bloomberg Municipal Bond Index (name changed from Bloomberg Barclays Municipal Bond Index, effective August 24, 2021). It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.
‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Intermediate Tax-Free Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/21	$ 11.95	$ 11.95	$ 11.95	$ 11.95
5/31/21	$ 12.02	$ 12.02	$ 12.03	$ 12.02
Distribution Information as of 11/30/21
Income Dividends, Six Months	$ .11	$ .07	$ .13	$ .13
November Income Dividend	$ .0180	$ .0106	$ .0205	$ .0205
SEC 30-day Yield‡‡	.49%	–.23%	.75%	.75%
Tax Equivalent Yield‡‡	.83%	–.23%	1.27%	1.27%
Current Annualized Distribution Rate‡‡	1.83%	1.08%	2.09%	2.09%
‡‡	The SEC yield is net investment income per share earned over the month ended November 30, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.47%, –0.30%, 0.62% and 0.71% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.81%, 1.01%, 1.96% and 2.05% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
DWS Intermediate Tax-Free Fund	|	7

Portfolio Management Team
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund until September 30, 2021. Began managing the Fund in 1990.
—
Joined DWS in 1986.
—
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
—
BA, Duke University.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—
Joined DWS in 1989.
—
Co-Head of Municipal Bond Department.
—
BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund starting October 1, 2021.
—	Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—	Co-Head of Municipal Bond Department.
—	BS, Montana State University.
Patrick Gallagher, Portfolio Manager Fixed Income
Portfolio Manager of the Fund starting November 19, 2021.
—	Joined DWS in 2003. Prior to his current role, he served as an Insurance Reporting Supervisor in the Insurance Asset Management business and as Investment Accountant in the Private Wealth Management Division.
—
BA, Colby College.
8	|	DWS Intermediate Tax-Free Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
Revenue Bonds	71%	66%
General Obligation Bonds	13%	12%
Lease Obligations	9%	11%
Variable Rate Demand Notes	4%	5%
Escrow to Maturity/Prerefunded Bonds	2%	5%
Other	1%	1%
	100%	100%
Interest Rate Sensitivity	11/30/21	5/31/21
Effective Maturity	5.2 years	5.2 years
Modified Duration	4.5 years	4.5 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
AAA	12%	12%
AA	41%	37%
A	30%	33%
BBB	12%	12%
BB	1%	2%
B	0%	0%
Not Rated	4%	4%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
New York	15%	17%
California	13%	10%
Texas	10%	9%
Pennsylvania	7%	8%
Georgia	6%	6%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 52 for contact information.
DWS Intermediate Tax-Free Fund	|	9

Investment Portfolio	as of November 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 102.8%
Arizona 2.7%
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	778,393
Series A, 5.0%, 2/1/2031	1,200,000	1,583,604
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,449,079
Series A, 5.0%, 1/1/2029	1,605,000	2,055,792
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 0.3% (a), Mandatory Put 11/4/2026 @ 100, 1/1/2046	2,690,000	2,691,031
Arizona, State Industrial Development Authority Revenue, “A” , Series 2019-2, 3.625%, 5/20/2033	4,820,901	5,404,341
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,625,277
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	7,998,473
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,179,965
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,816,343
		26,582,298
California 13.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C, MUNIPSA + 0.45%, 0.5% (a), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	1,011,712
California, Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Preparation:
Series A, 5.0%, 10/1/2029 (b)	1,250,000	1,516,024
Series A, 5.0%, 10/1/2030 (b)	1,285,000	1,588,067
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,455,000	2,690,837
Series M-050, 144A, AMT, 3.05%, 6/15/2037	7,060,000	7,828,875
Series M-050, “A” , 3.35%, 11/25/2033, GTY: Freddie Mac	594,978	676,361
The accompanying notes are an integral part of the financial statements.
10	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	6,113,611
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, 144A, AMT, 0.2%, Mandatory Put 2/1/2022 @ 100, 1/1/2050	4,690,000	4,689,764
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 0.4% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,434,954
California, Metropolitan Water District of Southern California, Series E, MUNIPSA + 0.14%, 0.19% (a), Mandatory Put 5/21/2024 @100, 7/1/2037	2,120,000	2,120,705
California, Municipal Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project:
Series A, AMT, 0.3%, Mandatory Put 4/1/2022 @ 100, 7/1/2041	5,250,000	5,251,942
Series B, AMT, 0.3%, Mandatory Put 1/18/2022 @ 100, 7/1/2051	1,940,000	1,940,325
California, Municiple District Water & Waste Water Revenue, Series B, MUNIPSA + 0.1%, 0.15% (a), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,910,919
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project:
Series A-1, 144A, AMT, 0.18%, Mandatory Put 1/18/2022 @ 100, 11/1/2042	3,335,000	3,335,047
Series A, 144A, AMT, 0.2%, Mandatory Put 2/1/2022 @ 100, 8/1/2023	5,500,000	5,500,271
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	1,000,000	1,177,398
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 0.03% (c), 12/1/2021, LOC: Barclays Bank PLC	1,050,000	1,050,000
Series C, 0.03% (c), 12/1/2021, LOC: Barclays Bank PLC	200,000	200,000
California, State General Obligation, Various Purposes:
5.0%, 9/1/2031	2,800,000	3,792,639
5.0%, 4/1/2036	7,000,000	8,888,028
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,696,936	10,000,023
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,752,752
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
California, State Public Works Board Lease Revenue, A Various Captial Projects:
Series C, 5.0%, 8/1/2029 (b)	2,400,000	2,949,020
Series A, 5.0%, 8/1/2031 (b)	3,500,000	4,613,167
California, University Revenues, Limited Project:
Series S, 5.0%, 5/15/2031 (b)	2,000,000	2,656,741
Series S, 5.0%, 5/15/2032 (b)	2,000,000	2,712,784
Los Angeles County, CA, Los Angeles County Public Works Financing Authority, Lease Revenue, Series G, 5.0%, 12/1/2031 (b)	1,500,000	1,954,394
Mount Diablo, CA, Mount Diablo Unified School District, General Obligation:
Series B, 4.0%, 8/1/2028 (b)	2,000,000	2,344,348
Series B, 4.0%, 8/1/2029 (b)	2,000,000	2,379,291
Riverside, CA, Water Revenue, Series A, MUNIPSA + 0.13%, 0.18% (a), Mandatory Put 1/18/2023 @ 100, 10/1/2035	3,000,000	2,999,153
San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue, Series B, 5.0%, 7/1/2037	1,800,000	2,318,384
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,722,867
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	6,163,984
Series B, AMT, 5.0%, 12/1/2035	5,000,000	6,168,739
Turlock, CA, Irrigation District Revenue, 5.0%, 1/1/2033	2,620,000	3,397,273
		129,850,399
Colorado 2.4%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,918,000	2,073,083
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,765,000	2,826,072
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	2,060,000	2,279,042
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,569,036
Series A, AMT, 5.0%, 12/1/2034	10,000,000	12,298,111
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	591,753
The accompanying notes are an integral part of the financial statements.
12	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
5.0%, 12/1/2033	500,000	580,400
5.0%, 12/1/2034	1,000,000	1,158,244
		23,375,741
Connecticut 2.7%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	1,194,832
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	2,660,000	2,860,518
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,697,142
Series A, 5.0%, 10/1/2027	8,000,000	8,681,544
Seies C, 5.0%, 1/1/2030	1,000,000	1,300,361
Seies C, 5.0%, 1/1/2031	1,000,000	1,324,343
Seies C, 5.0%, 1/1/2032	835,000	1,128,000
		26,186,740
Florida 4.3%
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	3,140,000	3,467,526
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	2,031,281
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Seies A-1, 144A, 3.375%, 7/1/2031	2,100,000	2,253,941
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 144A, 5.0%, 6/15/2035	1,000,000	1,167,074
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	2,045,749
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,721,050
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,719,343
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,948,496
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,466,391
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	750,000	837,435
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,860,018
Miami-dade County, FL, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management Inc., Project:
0.32%, Mandatory Put 11/1/2022 @ 100, 9/1/2027	1,925,000	1,925,507
0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2041	3,075,000	3,075,218
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,156,887
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	980,000	1,043,382
		42,719,298
Georgia 6.4%
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,132,794
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,164,488
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,027,145
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,516,880
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	239,612
Series B, 4.0%, 4/1/2033	200,000	239,171
Series B, 4.0%, 4/1/2034	250,000	298,434
Series B, 4.0%, 4/1/2035	225,000	268,103
Series B, 4.0%, 4/1/2036	250,000	297,212
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,342,480
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,494,332
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,933,914
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	8,793,963
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,498,473
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	1,135,000	1,552,115
The accompanying notes are an integral part of the financial statements.
14	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Series A, 5.0%, 5/15/2036, GTY: Macquarie Group Ltd.	2,000,000	2,773,516
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2022	1,000,000	1,042,754
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,390,456
		63,005,842
Hawaii 0.8%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	5,114,658
Honolulu County, HI, General Obligation, Series A, 5.0%, 11/1/2029 (b)	2,000,000	2,491,205
		7,605,863
Illinois 5.3%
Chicago, IL, O’Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	6,873,212
Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	3,064,539
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	706,998
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,126,868
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,659,082
Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A, AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2044, GTY: Waste Management Holdings	3,845,000	3,844,960
Illinois, State Finance Authority Revenue:
Series A, 5.0%, 10/1/2031	1,000,000	1,348,151
Series A, 5.0%, 10/1/2032	1,000,000	1,375,192
Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,686,771
5.0%, 11/1/2024	5,325,000	5,985,427
5.5%, 5/1/2024	500,000	558,723
5.5%, 5/1/2025	1,500,000	1,739,180
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,506,151
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,313,827
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,976,309
		52,765,390
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Indiana 1.8%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 0.35% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,545,000	2,545,000
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,982,409
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,306,469
Indiana, State Finance Authority, Economic Development Revenue, Republic Sevices, Inc., Project:
Series B, 0.15%, Mandatory Put 12/1/2021 @ 100, 5/1/2028	2,180,000	2,180,000
Series A, AMT, 0.15%, Mandatory Put 12/1/2021 @ 100, 5/1/2034	2,365,000	2,365,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	2,705,000	2,804,746
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,625,075
		17,808,699
Iowa 0.3%
Iowa, State Higher Education Loan Authority, Loras College, 0.02% (c), 12/1/2021, LOC: Bank of America NA	225,000	225,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.02% (c), 12/1/2021, LOC: Bank of America NA	300,000	300,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,636,010
		3,161,010
Kansas 0.2%
Kansas, State Development Finance Authority, Health Facilities Revenue, Kansas University Health System, Series J, 0.02% (c), 12/1/2021, LOC: U.S. Bank NA	2,055,000	2,055,000
Kentucky 0.6%
Kentucky, Kentucky Turnpike Authority, Economic Development Road Revenue, Revitalization Project, Series A, 5.0%, 7/1/2032 (b)	3,375,000	4,356,038
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (c), 12/1/2021, LOC: PNC Bank NA	1,300,000	1,300,000
		5,656,038
The accompanying notes are an integral part of the financial statements.
16	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,558,808
Maryland 1.7%
Maryland, State Economic Development Corp. Special Obligation Bonds, Port Covington Project, 4.0%, 9/1/2040	250,000	286,050
Maryland, State General Obligation:
Series D, 4.0%, 8/1/2029 (b)	1,250,000	1,492,963
Series A, 5.0%, 8/1/2032	10,000,000	13,582,946
Maryland, State of Maryland Department of Transportation, 5.0%, 12/1/2029 (b)	1,000,000	1,229,806
		16,591,765
Massachusetts 2.1%
City of Lynn, MA, General Obligation, 1.25%, 9/1/2022	3,169,000	3,192,424
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.04% (c), 12/1/2021, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,231,451
Series J-2, 5.0%, 7/1/2034	2,000,000	2,459,186
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	2,420,000	2,479,952
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	545,000	544,870
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,231,249
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,976,163
		21,215,295
Michigan 3.0%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	12,778,827
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0%, Mandatory Put 10/1/2026 @ 100, 10/1/2061	265,000	296,146
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,624,026
Series I-75, AMT, 5.0%, 12/31/2032	700,000	860,532
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,961,790
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2036	2,500,000	3,117,086
Series A, 4.0%, 11/15/2037	7,000,000	8,668,764
		29,307,171
Minnesota 0.3%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,835,000	2,898,303
Mississippi 1.1%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,483,946
Series A, 5.0%, 10/15/2036	4,000,000	4,951,080
		10,435,026
Missouri 1.4%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	7,238,069	7,186,745
Missouri, Plaza At Noah’s Ark Community Improvement District, 3.0%, 5/1/2030	725,000	736,528
Missouri, State Public Utilities Commission Revenue, 0.5%, 3/1/2022	5,600,000	5,601,051
		13,524,324
Montana 0.4%
Montana, Montana Facility Finance Authority, Billings Clinic Obligated Group:
Series A, 5.0%, 8/15/2029 (b)	1,200,000	1,484,877
Series A, 5.0%, 8/15/2030 (b)	1,275,000	1,607,331
Montana, Montana Facility Finance Authority, Billings Clinic Obligated Group, Series A, 5.0%, 8/15/2031 (b)	1,000,000	1,282,788
		4,374,996
Nebraska 0.9%
Nebraska, Public Power District Revenue:
5.0%, 1/1/2035	1,410,000	1,844,725
5.0%, 1/1/2037	2,750,000	3,579,779
5.0%, 1/1/2038	3,000,000	3,898,014
		9,322,518
Nevada 0.7%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,530,835
The accompanying notes are an integral part of the financial statements.
18	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Nevada, Director of the State of Department of Business & Industry Solid Waster Disposal Revenue, Republic Services, Inc. Project, 144A, AMT, 0.25%, Mandatory Put 12/1/2021 @ 100, 12/1/2026	1,500,000	1,500,000
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,557,846
		6,588,681
New Jersey 2.3%
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	1,035,000	1,258,621
Series A, 4.0%, 6/1/2031	1,035,000	1,274,091
Series A, 4.0%, 6/1/2032	495,000	615,864
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,505,000	1,542,126
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	927,990
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	830,000	848,903
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,588,677
Series B, AMT, 3.5%, 12/1/2039	2,000,000	2,123,893
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,140,818
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 6/15/2033 (b)	2,500,000	3,238,735
Series A, 5.0%, 6/15/2034 (b)	1,700,000	2,190,157
5.0%, 6/15/2036	2,000,000	2,543,550
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,710,496
		23,003,921
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	3,125,000	3,417,171
New York 15.7%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,954,559
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,874,993
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
Monroe County, NY, Industrial Development Corp. Revenue, State Ann’s Community Project, 4.0%, 1/1/2030	3,295,000	3,619,728
New York, Housing Development Corp., Multi-Family Housing Revenue, Series H, 0.12%, Mandatory Put 3/15/2022 @100, 11/1/2051	2,180,000	2,177,161
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.05% (c), 12/1/2021, LOC: Barclays Bank PLC	4,390,000	4,390,000
Series B, 5.0%, 11/15/2028	3,170,000	3,927,207
Series C-1, 5.0%, 11/15/2028	1,200,000	1,466,574
Series A-2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	6,796,523
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (c), 12/1/2021, LOC: TD Bank NA	6,865,000	6,865,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,068,020
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	805,619
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1” , 2.45%, 9/15/2069	5,000,000	5,245,113
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	10,927,726
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,626,482
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	6,491,638
New York, Triborough Bridge & Tunnel Authority, Series 4-C, 0.02% (c), 12/1/2021, LOC: U.S. Bank NA	100,000	100,000
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,023,627
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-2, 4.0%, 6/15/2036	3,000,000	3,564,925
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 4.0%, 11/1/2034	2,500,000	3,030,669
Series B1, 5.0%, 11/1/2027	750,000	830,507
Series B1, 5.0%, 11/1/2028	1,175,000	1,300,828
Series E-1, 5.0%, 2/1/2029	2,830,000	2,852,333
The accompanying notes are an integral part of the financial statements.
20	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Series E-1, Prerefunded 2/1/2022 @ 100, 5.0%, 2/1/2029	225,000	226,761
Series B1, 5.0%, 11/1/2029	935,000	1,034,888
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,833,737
Series S-3, 5.0%, 7/15/2035	5,000,000	6,228,690
New York, NY, General Obligation:
Series A-3, 0.03% (c), 12/1/2021, LOC: Mizuho Bank Ltd.	200,000	200,000
Series D-4, 0.03% (c), 12/1/2021, LOC: TD Bank NA	4,400,000	4,400,000
Series I-4, 0.03% (c), 12/1/2021, LOC: TD Bank NA	11,565,000	11,565,000
Series G-6, 0.04% (c), 12/1/2021, LOC: Mizuho Bank Ltd.	4,470,000	4,470,000
Series 3, 0.1% (c), 12/1/2021	2,040,000	2,040,000
Series B-3, 0.1% (c), 12/1/2021	2,220,000	2,220,000
Series C, 4.0%, 8/1/2037	1,000,000	1,195,873
Series F, 5.0%, 8/1/2024	9,000,000	9,072,840
Series D-1, 5.0%, 8/1/2029	8,620,000	9,284,130
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,307,588
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,741,777
Series A, 5.0%, 9/1/2031	2,020,000	2,609,856
Series A, 5.0%, 9/1/2032	1,250,000	1,611,293
		154,981,665
North Carolina 0.5%
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035	820,000	1,100,772
5.0%, 7/1/2036	1,000,000	1,339,484
5.0%, 7/1/2037	1,000,000	1,336,246
5.0%, 7/1/2038	500,000	666,831
		4,443,333
North Dakota 0.3%
North Dakota, State Housing Finance Agency, Home Mortgage Program, Series B, MUNIPSA + 0.2%, 0.45% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	3,075,000	3,075,654
Ohio 1.9%
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029 (b)	1,500,000	1,787,932
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)
4.0%, 12/1/2030 (b)	1,210,000	1,434,975
4.0%, 12/1/2031 (b)	1,105,000	1,302,145
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded 1/1/2022 @ 100, 5.0%, 1/1/2027	3,000,000	3,011,831
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,960,382
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	2,185,886
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,544,438
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,387,183
		18,614,772
Oregon 1.5%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	3,510,000	3,780,869
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,088,416
Series A, 5.5%, 7/1/2029	7,000,000	7,110,289
		14,979,574
Pennsylvania 7.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	6,108,608
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,102,245
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,106,948
5.0%, 12/1/2032	2,745,000	3,080,821
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,621,515
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,710,000	4,759,613
Series A, AMT, 2.625%, 6/1/2042	680,000	685,670
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	369,063
Series A, 5.0%, 7/1/2031	850,000	1,040,229
The accompanying notes are an integral part of the financial statements.
22	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,349,975
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,297,249
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,595,000	1,659,647
Series 122, 4.0%, 10/1/2046	3,900,000	4,152,560
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,347,473
Series B, 5.0%, 6/1/2029	5,000,000	5,905,667
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,340,505
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,113,313
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,104,012
Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040	900,000	1,054,421
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,648,194
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	36,183
Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.65%, 0.7% (a), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	1,000,000	1,007,321
		68,891,232
South Carolina 0.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,798,784
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	325,000	359,094
		3,157,878
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	3,045,452
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2029	1,100,000	1,132,439
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	23

	Principal Amount ($)	Value ($)
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2030	750,000	782,647
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,986,137
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	720,000	731,634
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	15,000	15,046
Series 1C, 4.5%, 7/1/2037	40,000	40,139
		9,733,494
Texas 9.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,766,546
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,851,639
Houston, TX, Airport Systems Revenue, Series B, Prerefunded 7/1/2022 @ 100, 5.0%, 7/1/2027	9,600,000	9,869,922
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,946,008
5.0%, 9/1/2028	1,350,000	1,687,260
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	1,525,000	2,020,858
Lower Colorado, TX, Lower Colorado River Authority, 5.0%, 5/15/2032, INS: AGMC (b)	2,685,000	3,456,169
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,960,000	3,042,852
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,597,556
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,026,156
Tarrant County, TX, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series C, 0.03% (c), 12/1/2021, LOC: TD Bank NA	400,000	400,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.03% (c), 12/1/2021, LOC: TD Bank NA	295,000	295,000
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,444,928
Texas, Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Waste Treatment Facility Revenue, Jefferson Enterprise Energy LLC Project, Series B, AMT, 0.45%, Mandatory Put 6/30/2022 @ 100, 12/1/2045	2,665,000	2,665,921
The accompanying notes are an integral part of the financial statements.
24	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Texas, Clifton Higher Education Finance Corp. Revenue, Taxable Variable Rate, Idea Public Schools, Series T, 144A, 0.75%, Mandatory Put 2/15/2022 @ 100, 8/15/2050	13,000,000	12,995,547
Texas, Deer Park Independent School District, 0.16%, Mandatory Put 10/3/2022 @ 100, 10/1/2042	2,325,000	2,323,704
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	6,802,920
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,573,903
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,955,387	6,158,710
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	6,900,000	7,960,449
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	595,741
Series A, 4.0%, 12/31/2036	2,000,000	2,377,705
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,906,078
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,772,259
		97,537,831
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,080,416
Virginia 3.8%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,505,143
Series A, 4.0%, 7/1/2038	4,370,000	5,267,206
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	21,252,240
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,081,235
		37,105,824
Washington 3.1%
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 0.24% (a), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,439,424
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	25

	Principal Amount ($)	Value ($)
Washington, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 0.3% (a), Mandatory Put 11/1/2021 @ 100, 5/1/2045	895,000	903,058
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	5,444,238
4.0%, 7/1/2031	3,000,000	3,484,321
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030	1,000,000	1,321,692
Series R-2021A, 5.0%, 6/1/2031	750,000	985,626
Series R-2021A, 5.0%, 6/1/2032	1,000,000	1,311,760
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,741,721
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	875,797
144A, 5.0%, 1/1/2029	840,000	977,588
144A, 5.0%, 1/1/2031	1,030,000	1,190,207
144A, 5.0%, 1/1/2033	1,050,000	1,209,237
Washington, University of Washington Revenue:
Series C, 5.0%, 4/1/2030	2,000,000	2,627,999
Series C, 5.0%, 4/1/2031	1,750,000	2,290,660
		30,803,328
West Virginia 0.4%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,318,977
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,871,053
		4,190,030
Wisconsin 0.1%
City of Racine County, WI, General Obligation, 2.0%, 4/1/2022	845,000	845,631
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,410,738
Other 1.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M-024, AMT, 2.304%, 5/15/2027	1,860,000	1,914,959
The accompanying notes are an integral part of the financial statements.
26	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
“A” , Series M-051, 144A, 2.65%, 6/15/2035	7,825,000	8,426,037
Freddie Mac, Multi-Family:
“A-CA” , Series 2020-ML08, 144A, 1.896%, 11/25/2037, GTY: Freddie Mac	2,789,177	2,801,626
“Class A” , 3.4%, 1/25/2036, GTY: Freddie Mac	1,437,934	1,660,550
		14,803,172
Total Municipal Investments (Cost $958,280,283)		1,014,664,869
Government & Agency Obligations 0.8%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $8,583,816)	8,800,000	8,413,281
	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $20,874)	20,869	20,871
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $966,884,973)	103.6	1,023,099,021
Other Assets and Liabilities, Net	(3.6)	(35,609,923)
Net Assets	100.0	987,489,098
(a)	Variable or floating rate security. These securities are shown at their current rate as of November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	When-issued security.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	27

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$1,014,664,869	$—	$1,014,664,869
Government & Agency Obligations	—	8,413,281	—	8,413,281
Open-End Investment Companies	20,871	—	—	20,871
Total	$20,871	$1,023,078,150	$ —	$1,023,099,021
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
28	|	DWS Intermediate Tax-Free Fund

Statement of Assets and Liabilities
as of November 30, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $966,884,973)	$ 1,023,099,021
Receivable for investments sold	4,053,892
Receivable for Fund shares sold	1,457,261
Interest receivable	9,762,547
Other assets	64,286
Total assets	1,038,437,007
Liabilities
Payable for investments purchased — when-issued securities	49,287,988
Payable for Fund shares redeemed	670,400
Distributions payable	386,072
Accrued management fee	195,069
Accrued Trustees' fees	10,773
Other accrued expenses and payables	397,607
Total liabilities	50,947,909
Net assets, at value	$ 987,489,098
Net Assets Consist of
Distributable earnings (loss)	60,983,225
Paid-in capital	926,505,873
Net assets, at value	$ 987,489,098
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	29

Statement of Assets and Liabilities as of November 30, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($148,801,840 ÷ 12,450,966 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.95
Maximum offering price per share (100 ÷ 97.25 of $11.95)	$ 12.29
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($4,939,574 ÷ 413,369 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.95
Class S
Net Asset Value, offering and redemption price per share ($368,060,912 ÷ 30,791,333 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.95
Institutional Class
Net Asset Value, offering and redemption price per share ($465,686,772 ÷ 38,969,283 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.95
The accompanying notes are an integral part of the financial statements.
30	|	DWS Intermediate Tax-Free Fund

Statement of Operations
for the six months ended November 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 13,001,133
Expenses:
Management fee	1,566,957
Administration fee	482,523
Services to shareholders	630,677
Distribution and service fees	219,073
Custodian fee	5,246
Professional fees	37,820
Reports to shareholders	23,241
Registration fees	38,125
Trustees' fees and expenses	16,897
Other	23,803
Total expenses before expense reductions	3,044,362
Expense reductions	(501,521)
Total expenses after expense reductions	2,542,841
Net investment income	10,458,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,540,582
Change in net unrealized appreciation (depreciation) on investments	(7,776,797)
Net gain (loss)	(6,236,215)
Net increase (decrease) in net assets resulting from operations	$ 4,222,077
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	31

Statements of Changes in Net Assets
	Six Months Ended November 30, 2021	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 10,458,292	$ 24,215,579
Net realized gain (loss)	1,540,582	4,710,558
Change in net unrealized appreciation (depreciation)	(7,776,797)	18,256,113
Net increase (decrease) in net assets resulting from operations	4,222,077	47,182,250
Distributions to shareholders:
Class A	(1,448,187)	(4,416,236)
Class C	(34,785)	(290,831)
Class S	(3,918,017)	(12,310,970)
Institutional Class	(5,016,762)	(12,209,026)
Total distributions	(10,417,751)	(29,227,063)
Fund share transactions:
Proceeds from shares sold	90,718,298	256,623,089
Reinvestment of distributions	8,132,130	22,696,992
Payments for shares redeemed	(82,087,463)	(282,470,044)
Net increase (decrease) in net assets from Fund share transactions	16,762,965	(3,149,963)
Increase (decrease) in net assets	10,567,291	14,805,224
Net assets at beginning of period	976,921,807	962,116,583
Net assets at end of period	$987,489,098	$ 976,921,807

The accompanying notes are an integral part of the financial statements.
32	|	DWS Intermediate Tax-Free Fund

Financial Highlights
DWS Intermediate Tax-Free Fund — Class A
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.02	$11.80	$11.88	$11.60	$11.93	$12.11
Income (loss) from investment operations:
Net investment income	.11	.28	.30	.31	.29	.28
Net realized and unrealized gain (loss)	(.07)	.29	.02	.28	(.33)	(.18)
Total from investment operations	.04	.57	.32	.59	(.04)	.10
Less distributions from:
Net investment income	(.11)	(.28)	(.30)	(.31)	(.29)	(.28)
Net realized gains	—	(.07)	(.10)	(.00) *	(.00) *	—
Total distributions	(.11)	(.35)	(.40)	(.31)	(.29)	(.28)
Net asset value, end of period	$11.95	$12.02	$11.80	$11.88	$11.60	$11.93
Total Return (%)[a]	.36 b**	4.81 [b]	2.73 [b]	5.25 [b]	(.30)	.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	149	155	144	154	174	207
Ratio of expenses before expense reductions (%)	.78 ***	.78	.78	.79	.78	.79
Ratio of expenses after expense reductions (%)	.72 ***	.72	.77	.78	.78	.79
Ratio of net investment income (%)	1.90 ***	2.33	2.55	2.70	2.47	2.33
Portfolio turnover rate (%)	21 **	38	41	61	44	36
[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	33

DWS Intermediate Tax-Free Fund — Class C
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.02	$11.80	$11.88	$11.59	$11.93	$12.10
Income (loss) from investment operations:
Net investment income	.07	.19	.21	.23	.20	.19
Net realized and unrealized gain (loss)	(.07)	.29	.02	.29	(.34)	(.17)
Total from investment operations	.00 *	.48	.23	.52	(.14)	.02
Less distributions from:
Net investment income	(.07)	(.19)	(.21)	(.23)	(.20)	(.19)
Net realized gains	—	(.07)	(.10)	(.00) *	(.00) *	—
Total distributions	(.07)	(.26)	(.31)	(.23)	(.20)	(.19)
Net asset value, end of period	$11.95	$12.02	$11.80	$11.88	$11.59	$11.93
Total Return (%)[a]	(.01) b**	4.03 [b]	1.97 [b]	4.56 [b]	(1.15) [b]	.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	7	20	28	36	47
Ratio of expenses before expense reductions (%)	1.54 ***	1.53	1.54	1.56	1.56	1.55
Ratio of expenses after expense reductions (%)	1.46 ***	1.48	1.52	1.53	1.55	1.55
Ratio of net investment income (%)	1.16 ***	1.60	1.80	1.95	1.70	1.57
Portfolio turnover rate (%)	21 **	38	41	61	44	36
[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
34	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Class S
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.03	$11.80	$11.88	$11.60	$11.93	$12.11
Income (loss) from investment operations:
Net investment income	.13	.31	.33	.34	.32	.31
Net realized and unrealized gain (loss)	(.08)	.30	.02	.28	(.33)	(.18)
Total from investment operations	.05	.61	.35	.62	(.01)	.13
Less distributions from:
Net investment income	(.13)	(.31)	(.33)	(.34)	(.32)	(.31)
Net realized gains	—	(.07)	(.10)	(.00) *	(.00) *	—
Total distributions	(.13)	(.38)	(.43)	(.34)	(.32)	(.31)
Net asset value, end of period	$11.95	$12.03	$11.80	$11.88	$11.60	$11.93
Total Return (%)[a]	.41 **	5.16	2.99	5.51	(.07)	1.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	368	362	443	543	629	679
Ratio of expenses before expense reductions (%)	.62 ***	.61	.62	.63	.62	.62
Ratio of expenses after expense reductions (%)	.47 ***	.48	.52	.53	.55	.55
Ratio of net investment income (%)	2.15 ***	2.58	2.80	2.95	2.71	2.57
Portfolio turnover rate (%)	21 **	38	41	61	44	36
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Intermediate Tax-Free Fund	|	35

DWS Intermediate Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$12.02	$11.80	$11.88	$11.60	$11.93	$12.11
Income (loss) from investment operations:
Net investment income	.13	.31	.33	.34	.32	.31
Net realized and unrealized gain (loss)	(.07)	.29	.02	.28	(.33)	(.18)
Total from investment operations	.06	.60	.35	.62	(.01)	.13
Less distributions from:
Net investment income	(.13)	(.31)	(.33)	(.34)	(.32)	(.31)
Net realized gains	—	(.07)	(.10)	(.00) *	(.00) *	—
Total distributions	(.13)	(.38)	(.43)	(.34)	(.32)	(.31)
Net asset value, end of period	$11.95	$12.02	$11.80	$11.88	$11.60	$11.93
Total Return (%)	.49 a**	5.07 [a]	2.99 [a]	5.52 [a]	(.06)	1.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	466	453	356	327	680	870
Ratio of expenses before expense reductions (%)	.54 ***	.54	.55	.55	.54	.55
Ratio of expenses after expense reductions (%)	.47 ***	.47	.52	.53	.54	.55
Ratio of net investment income (%)	2.15 ***	2.57	2.80	2.93	2.71	2.57
Portfolio turnover rate (%)	21 **	38	41	61	44	36
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
36	|	DWS Intermediate Tax-Free Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Intermediate Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Tax Free Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
DWS Intermediate Tax-Free Fund	|	37

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces
38	|	DWS Intermediate Tax-Free Fund

that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2021, the aggregate cost of investments for federal income tax purposes was $966,768,792. The net unrealized appreciation for all investments based on tax cost was $56,330,229. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $57,024,690 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $694,461.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
The tax character of current year distributions will be determined at the end of the current fiscal year.
DWS Intermediate Tax-Free Fund	|	39

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.	Purchases and Sales of Securities
During the six months ended November 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $237,514,475 and $215,927,049, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and
40	|	DWS Intermediate Tax-Free Fund

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.315%.
For the period from June 1, 2021 through September 30, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.70%
Class C	1.45%
Class S	.45%
Institutional Class	.45%
Effective October 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.75%
Class C	1.50%
Class S	.50%
Institutional Class	.50%
For the six months ended November 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 47,098
Class C	2,415
Class S	287,588
Institutional Class	164,420
$ 501,521
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services
DWS Intermediate Tax-Free Fund	|	41

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2021, the Administration Fee was $482,523, of which $78,519 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2021
Class A	$ 1,499	$ 455
Class C	287	156
Class S	17,324	6,058
Institutional Class	741	230
	$ 19,851	$ 6,899
In addition, for the six months ended November 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 66,218
Class C	2,806
Class S	313,906
Institutional Class	219,356
$ 602,286
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements
42	|	DWS Intermediate Tax-Free Fund

with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2021
Class C	$ 22,737	$ 3,100
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2021	Annualized Rate
Class A	$ 188,787	$ 59,766.25%
Class C	7,549	1,684.25%
	$ 196,336	$ 61,450
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2021 aggregated $1,030.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2021, the CDSC for Class C shares aggregated $60. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2021, DDI received $500 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $775, of which $170 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2021, the Fund
DWS Intermediate Tax-Free Fund	|	43

engaged in securities purchases of $22,650,000 and securities sales of $12,325,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2021.
E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	195,559	$ 2,351,167	2,640,505	$ 31,657,787
Class C	60,840	727,893	121,763	1,457,367
Class S	2,293,501	27,534,527	5,315,761	63,651,428
Institutional Class	4,992,866	60,104,711	13,331,288	159,856,507
		$ 90,718,298		$ 256,623,089
Shares issued to shareholders in reinvestment of distributions
Class A	103,237	$ 1,239,073	311,062	$ 3,728,202
Class C	2,647	31,780	21,837	261,625
Class S	300,183	3,602,893	847,215	10,156,777
Institutional Class	271,525	3,258,384	713,512	8,550,388
		$ 8,132,130		$ 22,696,992
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	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(780,591)	$ (9,367,314)	(2,219,487)	$ (26,572,157)
Class C	(218,266)	(2,616,316)	(1,249,635)	(14,994,157)
Class S	(1,908,711)	(22,915,730)	(13,567,024)	(162,556,150)
Institutional Class	(3,937,777)	(47,188,103)	(6,551,209)	(78,347,580)
		$ (82,087,463)		$ (282,470,044)
Net increase (decrease)
Class A	(481,795)	$ (5,777,074)	732,080	$ 8,813,832
Class C	(154,779)	(1,856,643)	(1,106,035)	(13,275,165)
Class S	684,973	8,221,690	(7,404,048)	(88,747,945)
Institutional Class	1,326,614	16,174,992	7,493,591	90,059,315
		$ 16,762,965		$ (3,149,963)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Intermediate Tax-Free Fund	|	45

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to November 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
46	|	DWS Intermediate Tax-Free Fund

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,003.60	$ 999.90	$1,004.10	$1,004.90
Expenses Paid per $1,000*	$ 3.62	$ 7.32	$ 2.36	$ 2.36
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,021.46	$1,017.75	$1,022.71	$1,022.71
Expenses Paid per $1,000*	$ 3.65	$ 7.39	$ 2.38	$ 2.38
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Intermediate Tax-Free Fund	.72%	1.46%	.47%	.47%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Intermediate Tax-Free Fund	|	47

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Intermediate Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
48	|	DWS Intermediate Tax-Free Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
DWS Intermediate Tax-Free Fund	|	49

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily
50	|	DWS Intermediate Tax-Free Fund

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Intermediate Tax-Free Fund	|	51

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
52	|	DWS Intermediate Tax-Free Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMCX	SCMTX	SZMIX
CUSIP Number	25159H 108	25159H 306	25159H 405	25159H 504
Fund Number	445	745	2045	1445
DWS Intermediate Tax-Free Fund	|	53

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

54	|	DWS Intermediate Tax-Free Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Intermediate Tax-Free Fund	|	55

DITFF-3
(R-025435-11 1/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/28/2022